PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations	$ 582		Rp 5,555		Rp 8,078
Employee benefit cost		Rp 1,176	1,600	Rp 2,080
Amounts recognized in OCI		(2,520)	5,418	(2,869)
Deferred tax effect at the applicable tax rates		411	(598)	494
Defined benefit plan actuarial gain (loss) - net of tax	$ (152)	(2,109)	4,820	(2,375)
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			507		690
Employee benefit cost		136	113	62
Amounts recognized in OCI		(107)	14	(72)
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			195		996
Employee benefit cost		167	335	276
Amounts recognized in OCI		(634)	2,559	(551)
Defined benefit plan actuarial gain (loss) - net of tax		(634)	2,559	(551)
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			419		366
Employee benefit cost		33	32	42
Amounts recognized in OCI		(15)	24	(40)
Defined benefit plan actuarial gain (loss) - net of tax		(15)	24	(40)
Pension benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			4,434		6,026
Employee benefit cost		840	1,120	1,700
Pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			1,541		2,209
Employee benefit cost		314	342	247
Amounts recognized in OCI		(561)	514	(530)
Defined benefit plan actuarial gain (loss) - net of tax		(561)	514	(530)
Pension benefit cost | Telkomsat
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			0		0
Employee benefit cost		0	0	0
Amounts recognized in OCI		0	0	0
Pension benefit cost | MD Media
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			0		0
Employee benefit cost		0	0	0
Amounts recognized in OCI		0	0	(2)
Pension benefit cost | Infomedia
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations					0
Employee benefit cost		0	0	0
Amounts recognized in OCI		0	0	(1)
Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit plan actuarial gain (loss) - net of tax		7	934	(419)
The company | Funded pension
Disclosure of defined benefit plans [line items]
Employee benefit cost		362	511	557
Defined benefit plan actuarial gain (loss) - net of tax		(1,116)	1,236	(1,154)
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			1,057		2,338
Employee benefit cost		362	511	557
Amounts recognized in OCI		(1,116)	1,236	(1,154)
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			6
Employee benefit cost		1	69	657
Amounts recognized in OCI		7	934	(419)
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefit obligations			1,830		Rp 1,479
Employee benefit cost		163	198	239
Amounts recognized in OCI		(94)	137	(100)
Defined benefit plan actuarial gain (loss) - net of tax		Rp (94)	Rp 137	Rp (100)